BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Jun. 30, 2025
BASIS OF PRESENTATION
BASIS OF PRESENTATION
2.	BASIS OF PRESENTATION
a)	Basis of accounting

The accompanying financial statements are presented using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). References to the “ASC” hereafter refer to the Accounting Standards Codification established by the Financial Accounting Standards Board (“FASB”) as the source of authoritative U.S. GAAP.

b)	Going concern

During the year ended November 30, 2025, the Company incurred a net loss of $5,260,632 (for the period from December 14, 2023 (inception) through November 30, 2024 — $1,020,057), and as of November 30, 2025, had an accumulated deficit of $6,280,689 (November 30, 2024 — 1,020,057). The Company’s ability to continue its operations and to realize its assets at their carrying values is dependent upon the Company’s ability to raise financing and generate profits and positive cash flows from operations to cover its operating costs. From time to time, the Company generates working capital to fund its operations by raising capital through equity or debt financing. However, there is no assurance that the Company will be able to continue to raise capital this way in the future.

The financial statements do not give effect to any adjustments required for the Company to realize its assets and discharge its liabilities in other than the normal course of business and at amounts different from those reflected in the financial statements. If the going concern assumption was not appropriate for the financial statements, adjustments would be necessary to the balance sheet classifications used. Such adjustments could be material. Additional funds will be required to enable the Company to pursue its initiatives, and the Company may be unable to obtain such financing on terms which are satisfactory to it. Furthermore, there is no assurance that the business will be profitable. These factors indicate the existence of a material uncertainty that may cast doubt about the Company’s ability to continue as a going concern within one year after the date of the financial statements being issued. Should the Company be unable to complete these plans to obtain additional financing and be unable to continue as a going concern, the Company may be forced to cease operations.

2.	BASIS OF PRESENTATION (continued)
c)	Functional and presentation currencies

The financial statements of the Company are presented in United States dollars. The functional currency of the Company is the United States dollar; however, a significant amount of the Company’s vendors and expenses have been paid in Canadian dollars and the difference between the amount paid in Canadian dollars and reported in United States dollars related to the exchange rates on the dates such payments were made has been reflected in the accompanying statements of operations of the respective period within the account labeled gain (loss) on foreign currency transactions.

d)	Emerging growth company

The Company is an “Emerging Growth Company”, as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it has taken advantage of certain exemptions that are not applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b) (1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial reporting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable.

The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public and private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

e)	Use of estimates and judgments

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make judgments, estimates and assumptions, about future events that may impact the amounts reported in the financial statements. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are made prospectively.

Key estimates made by management with respect to the areas noted have been disclosed in the notes to the financial statements.

Oregon Energy LLC
BASIS OF PRESENTATION
BASIS OF PRESENTATION
2.	BASIS OF PRESENTATION
(a)	Basis of presentation

The accompanying unaudited condensed financial statements are presented using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). References to the “ASC” hereafter refer to the Accounting Standards Codification established by the Financial Accounting Standards Board (“FASB”) as the source of authoritative U.S. GAAP. In the opinion of management, all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation of the results of the interim periods, but are not necessarily indicative of the results of operations to be anticipated for the full year ending June 30, 2026. These unaudited condensed financial statements should be read in conjunction with the financial statements for the years ended June 30, 2025 and 2024.

(b)	Going concern

The unaudited condensed financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. During the six months ended December 31, 2025, the Company recorded a net income of $14,946 (six months ended December 31, 2024 — net loss of $66,005) and an accumulated deficit of $13,434,558 (June 30, 2025 — $13,449,504).

These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date of the unaudited condensed financial statements being issued. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to raise additional funds and implement its business plan. The unaudited condensed financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Such adjustments could be material.

As of December 31, 2025, the Company had cash in the amount of $1,733 (June 30, 2025 - $16,731). The continuation of the Company as a going concern is dependent upon its ability to obtain necessary debt or equity financing to continue operations until it begins generating positive cash flow. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing, or cause substantial dilution for our membership interest, in the case or equity financing.

(c)	Functional and presentation currencies

The unaudited condensed financial statements of the Company are presented in United States dollars, which is the functional currency of the Company.

(d)	Use of estimates and judgments

The preparation of unaudited condensed financial statements in conformity with U.S. GAAP requires the Company’s management to make judgments, estimates and assumptions, about future events that may impact the amounts reported in the unaudited condensed financial statements. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are made prospectively.

Key estimates made by management with respect to the areas noted have been disclosed in the notes to these unaudited condensed financial statements (see Note 3).

2.	BASIS OF PRESENTATION

(a)Basis of presentation

The accompanying financial statements are presented using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). References to the “ASC” hereafter refer to the Accounting Standards Codification established by the Financial Accounting Standards Board (“FASB”) as the source of authoritative U.S. GAAP.

(b)Going concern

The financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. During the year ended June 30, 2025, the Company recorded a net loss of $153,783 (June 30, 2024 — $773,772) and as of June 30, 2025 had an accumulated deficit of $13,449,504.

These factors raise doubt about the Company’s ability to continue as a going concern within one year after the date of the financial statements being issued. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to raise additional funds and implement its business plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Such adjustments could be material.

As of June 30, 2025, the Company had cash in the amount of $16,731 (June 30, 2024 — $67,339). The continuation of the Company as a going concern is dependent upon its ability to obtain necessary debt or equity financing to continue operations until it begins generating positive cash flow. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing, or cause substantial dilution for our membership interest, in the case or equity financing.

(c)Functional and presentation currencies

The financial statements of the Company are presented in United States dollars, which is the functional currency of the Company.

(d)Use of estimates and judgments

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make judgments, estimates and assumptions, about future events that may impact the amounts reported in the financial statements. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are made prospectively.

Key estimates made by management with respect to the areas noted have been disclosed in the notes to these financial statements (see Note 3).